Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method	Dec. 31, 2023
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated residual value	0.00%
Building [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	20 years
Building [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	36 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%